Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (2,302,870)	$ (500,536)	$ (1,856,315)	$ (1,917,066)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,223	933	1,865	1,381
Amortization of intangible asset	222,559
Deferred income tax (benefit) expense	(559,317)
Amortization of debt issuance costs	61,132		23,370
Accrued interest on investments	(201)	(471)
Impairment of software costs			15,330
Net changes in operating assets and liabilities:
Prepaid expenses and other	(42,067)	(511)	(23,299)	(16,278)
Vendor deposit		227,657	227,657	(227,657)
Security deposit				(5,535)
Accrued interest	84,922		35,693
Accounts payable	200,713	1,225	9,995	3,707
Due from related parties	6,877	(7,817)	(62,368)	(69,379)
Accrued rent liability		9,963	13,284
Accrued liabilities	90,843	(76,019)	(39,829)	75,790
Net cash used in operating activities	(2,233,186)	(355,928)	(1,654,617)	(2,155,037)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from (purchase of) certificates of deposit	(496,000)		1,019,294	(1,019,294)
Purchase of property and equipment		(882)	(20,622)	(23,775)
Cash received in a reverse acquisition transaction			6,280
Acquisition of intangible asset	(1,782)
Net cash used in investing activities	(497,782)	(882)	1,004,952	(1,043,069)
CASH FLOWS FROM FINANCING ACTIVITIES
Net Proceeds from issuance of common stock	2,856,073			4,270,000
Transaction costs incurred on Senior Convertible Notes	(4,742)		2,580,000
Payment of placement agent and legal fees associated with clinical funding commitment	(117,339)
Payment of debt issuance costs			(154,800)
Net cash provided by financing activities	2,733,992		2,425,200	4,270,000
NET DECREASE IN CASH AND CASH EQUIVALENTS	3,024	(356,810)	1,775,535	1,071,894
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	2,847,429	1,071,894	1,071,894
CASH AND CASH EQUIVALENTS - END OF PERIOD	2,850,453	715,084	$ 2,847,429	$ 1,071,894
NON-CASH FINANCING AND INVESTING ACTIVITIES
Recognize exclusive license intangible asset acquired from CoNCERT	(11,037,147)
Recognize deferred tax liability for basis difference for intangible asset	3,037,147
Recognize additional paid-in capital for consideration paid from the transfer of 2,090,301 common shares of Processa owned by Promet to CoNCERT	8,000,000
Cash paid for intangible asset acquired from CoNCERT
Conversion of $2,350,000 of Senior Convertible Debt and related accrued interest into 1,206,245 shares of common stock and warrants	2,395,111
Common stock and stock purchase warrants issued in connection with a clinical trial funding commitment	1,800,000
Note receivable related to the sale of common stock and stock purchase warrants	$ 107,490